Schedule I - Condensed Financial Information Of Registrant (Long-Term Indebtedness) (Details) - USD ($) $ in Thousands	1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2015	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2017
Condensed Financial Statements, Captions [Line Items]
Unamortized discount - net	$ (6,900)		$ (6,900)	$ (6,800)	$ (4,600)
Debt Issuance Costs, Net	(24,800)		(24,800)	(22,200)	(20,800)
Long-term debt	2,477,051		2,477,051	2,499,490	2,153,276
Current portion of long-term debt	0		0	24,650	0
Net Long-term Debt	$ 2,477,051		2,477,051	2,474,840	2,153,276
Ratio of principal to public offering price	99.901%
Charges related to early extinguishment of debt				0	21,956	$ 0
Ipalco Enterprises, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Unamortized discount - net	$ (559)		(559)	(273)	(371)
Debt Issuance Costs, Net	(8,159)		(8,159)	(5,018)	(6,858)
Long-term debt				799,709	797,771
Current portion of long-term debt				0	0
Net Long-term Debt	801,282		801,282	799,709	797,771
Refunded aggregate principal	400,000
Charges related to early extinguishment of debt				$ 0	21,956	$ 0
Ipalco Enterprises, Inc. [Member] | 7.25% Senior Secured Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt		$ 33,500
Debt, stated interest rate				7.25%
Refunded aggregate principal		$ 366,500
Ipalco Enterprises, Inc. [Member] | 5.00% Senior Secured Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt	0		$ 0	$ 400,000	400,000
Debt, stated interest rate				5.00%			5.00%
Debt due date			May 01, 2018	May 01, 2018
Ipalco Enterprises, Inc. [Member] | 3.45% Senior Secured Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt	$ 405,000		$ 405,000	$ 405,000	$ 405,000
Debt, stated interest rate				3.45%			3.45%
Debt due date			Jul. 01, 2020	Jul. 01, 2020
Ratio of principal to public offering price		99.929%
Proceeds from Issuance of Secured Debt		$ 399,500
Other Nonoperating Income (Expense) [Member] | Ipalco Enterprises, Inc. [Member] | 7.25% Senior Secured Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Charges related to early extinguishment of debt		$ 22,100